Offerings	Oct. 28, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	9.375% Fixed Rate Reset Non-Cumulative Perpetual Preferred Stock, Series C, par value $0.01 per share
Amount Registered | shares	143,750
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 0.00
Offering Note	Calculated in accordance with Rule 457(o) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). Payment of the registration fee at the time of filing of the registrant's registration statement on Form S-3ASR, filed with the Securities and Exchange Commission on November 17, 2025 (File No. 333-291573), was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act. (2) No separate consideration will be payable in respect of the shares of Fixed Rate Reset Non-Cumulative Perpetual Preferred Stock, Series C, that are being issued in connection with this offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary shares, each representing a 1/40th interest in a share of 9.375% Fixed Rate Reset Non-Cumulative Perpetual Preferred Stock, Series C
Amount Registered | shares	5,750,000
Proposed Maximum Offering Price per Unit	25.00
Maximum Aggregate Offering Price	$ 143,750,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 12,506.25
Offering Note	Calculated in accordance with Rule 457(o) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). Payment of the registration fee at the time of filing of the registrant's registration statement on Form S-3ASR, filed with the Securities and Exchange Commission on November 17, 2025 (File No. 333-291573), was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act. (2) No separate consideration will be payable in respect of the shares of Fixed Rate Reset Non-Cumulative Perpetual Preferred Stock, Series C, that are being issued in connection with this offering.